Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 8,202	$ 3,615
Other receivable and prepaid expenses	5,239	4,015
Short-term investment	178	273
Total current assets	13,619	7,903
NON-CURRENT ASSETS:
Lease deposits	8	2
Property, plant and equipment, net	40	47
Total long-term assets	48	49
Total assets	13,667	7,952
CURRENT LIABILITIES:
Trade payables	1,510	1,071
Deferred revenues	1,963	926
Other accounts payable	445	1,122
Total current liabilities	3,918	3,119
NON-CURRENT LIABILITIES:
Deferred revenues	1,308	1,818
Total long-term liabilities	1,308	1,818
CONTINGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	6,747	2,635
Share premium	100,132	94,076	[1]
Capital reserve from share-based payment transactions	5,951	5,800
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(105,516)	(100,623)
Total equity	8,441	3,015
Total liabilities and equity	$ 13,667	$ 7,952

[1]	Warrants exercisable into shares as of December 31, 2018 were reclassified into Share premium.